Basis of Preparation and Significant Accounting Policies (Details) $ / shares in Units, S/ in Millions, $ in Millions		12 Months Ended
	Mar. 17, 2022 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Basis of Preparation and Significant Accounting Policies (Details) [Line Items]
Backlog amount		S/ 5,327.6	$ 1,394.7
Net current assets (in Nuevos Soles)		2,792.0
Cash and cash equivalents (in Nuevos Soles)		917.6
Outstanding amount		1,690.7		$ 442.6
Recognized loss (in Nuevos Soles)		S/ 362.1
Recognizing an expense (in Dollars) | $				$ 258.3
Compensation amount (in Nuevos Soles)	S/ 488.9
Loan amount (in Dollars) | $			$ 120.0
Useful life of this asset		60 years	60 years
Monthly remuneration rate		8.33%		8.33%
Tax percentage		5.00%	5.00%
Wages per year (in Dollars per share) | $ / shares			$ 4.75
Remuneration percentage		10.00%	10.00%
Bottom of range [member]
Basis of Preparation and Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of properties		5 years	5 years
Cutomers estimation of useful life		5 years	5 years
amortized over their estimated useful lives		2 years	2 years
Top of range [member]
Basis of Preparation and Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of properties		50 years	50 years
Cutomers estimation of useful life		9 years	9 years
amortized over their estimated useful lives		12 years	12 years